Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2019
Computer and office equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Minimum | Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Minimum | Lab equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Maximum | Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Maximum | Lab equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5 years